FAIR VALUES	9 Months Ended
Sep. 30, 2024
Disclosure of fair value measurement of assets [abstract]
FAIR VALUES

NOTE 3. FAIR VALUES
The Group classifies the fair values of the financial instruments in 3 levels, according to the quality of the information used for their determination.
Fair Value Level 1: The fair value of financial instruments traded in active markets (as publicly traded derivative instruments, debt securities or instruments available for sale) is based on the quoted market prices (not adjusted) as of the date of the reporting period. If the quoted price is available within the 5 business days of the valuation date, and there is an active market for the instrument, this will be included in Level 1.
Fair Value Level 2: The fair value of financial instruments not traded in active markets, for example, derivatives available over-the-counter, is determined using valuation techniques that maximize the use of observable information. If all the relevant variables to establish the fair value of a financial instrument are observable, the instrument is included in Level 2. If the variables to determine the price are not observable, the instrument will be valued in Level 3.
Fair Value Level 3: If one or more relevant variables are not based on observable market information, the instrument is included in Level 3.
Valuation Techniques
The valuation techniques to determine the Fair Value includes:
•Market prices or quotes for similar instruments.
•Determination of estimated current value of the instruments.
The valuation technique to determine the Level 2 fair value is based on information other than the quote price included in Level 1, which are directly observable for assets or liabilities, both directly (i.e., prices) and indirectly (i.e., deriving from prices).
Financial instruments classified as Level 3 mainly include equity instruments for which the fair value was calculated with the assistance of independent appraisers using methods of future discounted cash flows involving a combined income and market approach.
The valuation technique to determine the Level 3 fair value of financial instruments is based on the price drawn by the curve, which is a method that compares the spread between the sovereign bond curve and the average cut-off rates of primary issuances, representing the different segments, according to the different risk ratings. If there are no representative primary issuances throughout the month, the following variants will be used:
•secondary market prices of instruments under the same conditions, which had quoted in the evaluation month;
•bidding and/or secondary market prices of the previous month, which will be taken based on their representativeness;
•spread calculated in the previous month, and it will be applied to the sovereign curve, in accordance with their reasonableness;
•a specific margin is applied, defined according to historical yields of instruments under the same conditions, based on a substantiated justification.
As stated above, the rates and spreads are determined to be used to discount the future cash flows and generate the instrument price.
All the modifications to the valuation methods are previously discussed and approved by the Group's key personnel.
The financial instruments of the group measured at fair value at the end of the period are detailed below:

Items	Level 1	Level 2	Level 3
Assets
Argentine Central Bank Bills(*)	97,886,162	333,331,534	—
Government Securities(*)	620,296,290	4,335,892	16,327,615
Corporate Securities(*)	21,399,968	337,832	1,974,385
Derivative Financial Instruments	—	6,523,967	—
Other Debt Securities(**)	656,027,979	—	—
Other Financial Assets	135,469,352	30,577	101,170
Loans and Other Financing	32,898,018	—	—
Financial Assets Pledged as Collateral	651,201,022	—	—
Investments in Equity Instruments	6,163,687	—	16,754,719
Total Assets	2,221,342,478	344,559,802	35,157,889
Liabilities
Liabilities at Fair Value through Profit or Loss	(5,357,923)	—	—
Derivative Financial Instruments	—	(29,212,121)	—
Total Liabilities	(5,357,923)	(29,212,121)	—
Total as of 09.30.24	2,215,984,555	315,347,681	35,157,889
(*) They are included in Debt Securities at Fair Value through Profit or Loss.
(**) For Government Securities at Fair Value through OCI.

Items	Level 1	Level 2	Level 3
Assets
Argentine Central Bank Bills(*)	—	—	—
Government Securities(*)	1,152,833,833	1,879,474	—
Corporate Securities(*)	50,881,503	961,239	500,278
Derivative Financial Instruments	41,638	71,096,852	—
Other Debt Securities(**)	20,872,896	22,120,930	—
Other Financial Assets	99,337,659	43,423	—
Loans and Other Financing	—	—	—
Financial Assets Pledged as Collateral	49,405,378	—	—
Investments in Equity Instruments	5,462,299	—	13,965,100
Total Assets	1,378,835,206	96,101,918	14,465,378
Liabilities
Liabilities at Fair Value through Profit or Loss	(99,752,488)	—	—
Derivative Financial Instruments	—	(24,670,981)	—
Total Liabilities	(99,752,488)	(24,670,981)	—
Total as of 12.31.23	1,279,082,718	71,430,937	14,465,378
(*) They are included in Debt Securities at Fair Value through Profit or Loss.
(**) For Government Securities at Fair Value through OCI.
The evolution of the instruments included in Level 3 fair value is detailed below:

Level 3	12.31.23	Transfers(*)	Recognition	Derecognition	Income	Inflation Effect	09.30.24
Government Securities	—	19,464,190	45,390	(816,615)	877,618	(3,242,968)	16,327,615
Corporate Securities	500,278	2,014,705	2,677,223	(2,508,889)	70,579	(779,511)	1,974,385
Other Financial Assets	—	—	101,170	—	—	—	101,170
Investments in Equity Instruments	13,965,100	—	2,512,413	(3,781,889)	12,888,789	(8,829,694)	16,754,719
Total	14,465,378	21,478,895	5,336,196	(7,107,393)	13,836,986	(12,852,173)	35,157,889
Transfers occurred because: the instruments without observable valuation prices at the closing of the period were reclassified to Level 3, for a total amount of Ps. 22,181,233; the instruments with observable market quotes at the closing of the period were reclassified to Level 1 from Level 3, for a total amount of Ps. (231,165); and the instruments in Level 3, which, at the closing of the period, were valued by accruing the last market IRR in order to obtain a representative price, were reclassified to Level 2, for a total amount of Ps. (471,173).

Level 3	12.31.22	Transfers(*)	Recognition	Derecognition	Income	Inflation Effect	09.30.23
Government Securities	—	5,543,268	2,140,911	(10,049,842)	3,226,815	(861,152)	—
Corporate Securities	3,921,594	3,742,181	20,023,646	(19,231,612)	2,720,250	(10,675,781)	500,278
Investments in Equity Instruments	13,373,265	—	1,620,582	(5,254,776)	20,642,213	(16,416,184)	13,965,100
Total	17,294,859	9,285,449	23,785,139	(34,536,230)	26,589,278	(27,953,117)	14,465,378
Transfers occurred because: the instruments without observable valuation prices at the closing of the period were reclassified to Level 3, for a total amount of Ps.5,937,824; the instruments with observable market quotes at the closing of the period were reclassified to Level 1 from Level 3, for a total amount of Ps. (752,199); and the instruments in Level 3, which, at the closing of the period, were valued by accruing the last market IRR in order to obtain a representative price, were reclassified to Level 2, for a total amount of Ps.4,099,824.
The comparison between the book value and the fair value of the main assets and liabilities recorded at amortized cost at period closing is detailed below:

Items Assets/Liabilities at closing	Book value	Fair value	Level 1 FV	Level 2 FV	Level 3 FV
Assets
Cash and Due from Banks	6,747,884,353	6,747,884,353	6,747,884,353	—	—
Repurchase Transactions	—	—	—	—	—
Loans and Other Financing	8,694,798,958	8,697,906,207	—	—	8,697,906,207
Other Financial Assets	483,111,128	500,078,595	453,233,137	—	46,845,458
Other Debt Securities	2,608,108,340	2,379,076,193	1,769,978,081	—	609,098,112
Financial Assets Pledged as Collateral	562,480,805	540,764,578	540,764,578	—	—
Liabilities
Deposits	13,703,215,305	13,701,853,668	—	—	13,701,853,668
Repurchase Transactions	43,568,267	641,177,404	641,177,404	—	—
Financing from the Argentine Central Bank and Other Financial Institutions	266,868,382	237,892,326	—	—	237,892,326
Issued Debt Securities	194,294,170	192,633,264	181,019,493	—	11,613,771
Subordinated Debt Securities	245,154,965	243,584,927	—	—	243,584,927
Other Financial Liabilities	3,219,072,518	2,601,492,279	—	—	2,601,492,279